Employee benefit obligations - Principal defined benefit schemes (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Metal Beverage Packaging | United Kingdom
Employee benefit obligations
Deferred members	808	808
Pensioners including dependents	475	475
Weighted average duration of defined benefit obligation	20 years	19 years
Metal Beverage Packaging | Germany
Employee benefit obligations
Active members	856	893
Deferred members	195	198
Pensioners including dependents	121	117
Weighted average duration of defined benefit obligation	20 years	21 years
Metal Beverage Packaging | North America
Employee benefit obligations
Active members	829	822
Deferred members	58	44
Pensioners including dependents	59	41
Weighted average duration of defined benefit obligation	21 years	20 years
Glass Packaging | United Kingdom
Employee benefit obligations
Deferred members	1,240	1,240
Pensioners including dependents	815	815
Weighted average duration of defined benefit obligation	21 years	21 years
Glass Packaging | Germany
Employee benefit obligations
Active members	922	977
Deferred members	682	689
Pensioners including dependents	779	783
Weighted average duration of defined benefit obligation	19 years	17 years
Glass Packaging | North America
Employee benefit obligations
Active members	3,462	3,827
Deferred members	2,631	2,638
Pensioners including dependents	6,689	6,571
Weighted average duration of defined benefit obligation	12 years	12 years